Non-Current Assets or Disposal Groups Classified as Held For Sale (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Noncurrent Assets And Disposal Groups Classified As Held For Sale [Abstract]
Summary of Carrying Amount of Centrales Hidroeléctricas de Aysén S.A. Classified as Non-Current Assets Held For Sale
Equity of Centrales Hidroeléctricas de Aysén S.A.	Ownership Interest	Carrying Amount of Centrales Hidroeléctricas de Aysén S.A.
ThCh$	%	ThCh$
8,245,555	51%	4,205,233

Summary of Additional Financial Information on Hidroaysén

-Additional financial information on Hidroaysén:

Centrales Hidroeléctricas de Aysén S.A.	12/31/2017
ThCh$
Total Current Assets	355,835
Cash and cash equivalents	355,446
Total Non Current Assets	8,030,172
Land	8,030,172
Total Current Liabilities	139,182
Other fixed operating expenses	(8,144,855)
Interest income	24,829
Profit (loss)	(8,193,671)